Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Conservative Income Municipal Bond Fund

March 31, 2020

XCB-QTLY-0520
1.9884861.102

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 57.7%
	Principal Amount	Value
Alabama - 0.8%
Black Belt Energy Gas District Bonds:
Series 2016 A, 4%, tender 6/1/21 (a)	$200,000	$202,216
Series 2017 A, 4%, tender 7/1/22 (a)	225,000	229,579

TOTAL ALABAMA		431,795

Arizona - 0.9%
Coconino County Poll. Cont. Corp. Rev. Bonds (Nevada Pwr. Co. Projs.) Series 2017 A, 1.8%, tender 5/21/20 (a)(b)	150,000	150,053
Maricopa County Rev.:
Bonds Series 2019 B, SIFMA Municipal Swap Index + 0.380% 5.09%, tender 10/18/22 (a)(c)	195,000	194,694
Series 2016 A, 5% 1/1/23	100,000	110,035

TOTAL ARIZONA		454,782

California - 0.5%
California Infrastructure and Econ. Dev. Bank Rev. Bonds Series 2018 C, 1 month U.S. LIBOR + 0.380% 1.043%, tender 8/1/21 (a)(c)	245,000	245,189
Colorado - 0.2%
E-470 Pub. Hwy. Auth. Rev.:
Series 2015 A, 5% 9/1/20	50,000	50,771
Series B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	44,767

TOTAL COLORADO		95,538

Connecticut - 2.4%
Connecticut Gen. Oblig.:
Series 2012 A, SIFMA Municipal Swap Index + 1.250% 5.96% 4/15/20 (a)(c)	100,000	99,998
Series 2014 F, 5% 11/15/20	375,000	383,080
Series 2015 C, SIFMA Municipal Swap Index + 0.900% 5.61% 6/15/21 (a)(c)	100,000	99,506
Series D, 4% 11/1/21	200,000	207,810
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2015 B, 5% 8/1/20	245,000	247,819
Series 2016 A, 5% 9/1/21	220,000	230,762

TOTAL CONNECTICUT		1,268,975

District Of Columbia - 1.1%
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/21 (b)	205,000	216,367
5% 10/1/22 (b)	20,000	20,937
Series 2017 A, 5% 10/1/22 (b)	215,000	232,217
Series 2019 A:
5% 10/1/21 (b)	10,000	10,555
5% 10/1/22 (b)	5,000	5,400
Series 2020 A, 5% 10/1/22 (b)(d)	85,000	90,898

TOTAL DISTRICT OF COLUMBIA		576,374

Florida - 4.4%
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 5% 10/1/20 (b)	100,000	101,858
Series 2017, 5% 10/1/23 (b)	125,000	137,081
Series 2019 A, 5% 10/1/21 (b)	100,000	105,561
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A, 5% 10/1/22	180,000	190,598
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2011 B, 4% 10/1/22 (b)	150,000	154,820
Series 2019 A, 5% 10/1/22 (b)	105,000	112,926
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2012 A, 5% 10/1/20	200,000	203,545
Series 2013 A, 5% 10/1/20	200,000	203,545
Series 2013 D, 5% 10/1/21	200,000	210,600
Miami-Dade County Aviation Rev. Series A1, 5% 10/1/20	170,000	173,056
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children Hosp.) Series 2017, 5% 8/1/23	165,000	183,203
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Florida Proj.) Series 2018, 2.85%, tender 8/2/21 (a)(b)	150,000	151,548
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D, 5% 11/1/21	100,000	106,077
Series 2015 A, 5% 5/1/21	100,000	104,166
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/20 (FSA Insured)	100,000	102,072
Palm Beach County School Board Ctfs. of Prtn. Series 2012 C, 5% 8/1/23	115,000	124,862

TOTAL FLORIDA		2,365,518

Georgia - 4.7%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2013, 1.55%, tender 8/19/22 (a)	100,000	97,306
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series 2012 A, 5% 11/1/20	75,000	75,981
(Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	225,000	229,274
Series 2011 A, 5% 1/1/21	220,000	223,775
Series 2019 A, 5% 1/1/23	450,000	477,446
Main Street Natural Gas, Inc. Bonds:
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 5.28%, tender 12/1/23 (a)(c)	830,000	806,055
Seroes 2018 B, 1 month U.S. LIBOR + 0.750% 1.809%, tender 9/1/23 (a)(c)	400,000	398,156
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	100,000	100,734
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2002 1, 2%, tender 6/25/20 (a)	100,000	100,164

TOTAL GEORGIA		2,508,891

Illinois - 11.8%
Champaign County Cmnty. Unit Series 2020 A, 0% 1/1/24	380,000	359,548
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/21	115,000	118,178
Series 2013 D, 5% 1/1/22	215,000	228,502
Cook County Gen. Oblig.:
Series 2012 C, 5% 11/15/21	150,000	152,547
Series 2014 A:
5% 11/15/20	200,000	201,987
5% 11/15/21	100,000	101,698
Illinois Fin. Auth. Rev.:
Series 2009, 5% 8/15/20	200,000	202,805
Series 2011 IL, 4% 12/1/20	150,000	152,797
Series 2012 C, 5% 8/15/21	145,000	152,440
Series 2015 A:
5% 11/15/20	110,000	111,882
5% 11/15/22	145,000	157,106
5% 11/15/23	150,000	168,257
Series 2016 A, 5% 10/1/22	200,000	215,506
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	165,000	165,211
Series 2012, 5% 8/1/22 (FSA Insured)	100,000	102,751
Series 2017 D, 5% 11/1/20	400,000	403,154
Series 2018 A, 5% 10/1/20	100,000	100,679
Series 2018 B, 5% 10/1/20	240,000	241,629
Series 2019 A, 5% 11/1/20	100,000	100,789
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	170,000	175,176
Illinois Reg'l. Trans. Auth. Series 2016 A, 5% 6/1/21	200,000	208,636
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2014 A:
5% 12/1/20	100,000	102,207
5% 12/1/22	275,000	298,551
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/22 (FSA Insured)	175,000	170,602
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010:
5.25% 6/1/20	405,000	406,101
5.375% 6/1/21	515,000	537,408
Series 2017:
5% 6/1/22	235,000	251,779
5% 6/1/23	370,000	408,010
Univ. of Illinois Rev. Series 1991, 0% 4/1/21	310,000	305,112

TOTAL ILLINOIS		6,301,048

Indiana - 1.4%
Indiana Fin. Auth. Hosp. Rev. Bonds:
Series 2011 H, 1.65%, tender 7/1/22 (a)	145,000	145,229
Series 2011 L:
SIFMA Municipal Swap Index + 0.280% 4.99%, tender 7/2/21 (a)(c)	100,000	100,022
SIFMA Municipal Swap Index + 0.280% 4.99%, tender 7/2/21 (a)(c)	100,000	100,016
Series 2015 B, 1.65%, tender 7/2/22 (a)	50,000	49,882
Indiana Fin. Auth. Rev. (Butler Univ. Proj.) Series 2019, 3% 2/1/21	140,000	142,005
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2015 I, 5% 1/1/23 (b)	205,000	220,779

TOTAL INDIANA		757,933

Kentucky - 3.5%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St Proj.) Series 2010, 5% 8/1/20	650,000	658,002
(Proj. No. 98) Series 2010, 5% 8/1/21	100,000	101,053
Series 2018, 5% 5/1/23	65,000	72,027
Series B, 5% 11/1/20	200,000	204,323
Kentucky, Inc. Pub. Energy:
Series 2018 B, 4% 7/1/21	100,000	101,806
Series A, 4% 6/1/22	325,000	334,315
Louisville & Jefferson County Series 2016 A, 5% 10/1/22	140,000	152,793
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	250,000	252,358

TOTAL KENTUCKY		1,876,677

Louisiana - 0.5%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/20	165,000	166,012
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (a)	100,000	89,402

TOTAL LOUISIANA		255,414

Massachusetts - 0.6%
Massachusetts Dev. Fin. Agcy. Rev. Bonds Series S3, SIFMA Municipal Swap Index + 0.500% 5.21%, tender 1/26/23 (a)(c)	200,000	197,700
Massachusetts Edl. Fing. Auth. Rev. Series 2010 A, 5.5% 1/1/22	100,000	100,114

TOTAL MASSACHUSETTS		297,814

Michigan - 3.1%
Detroit/Wayne Co. Stadium Auth. Series 2012, 5% 10/1/20 (FSA Insured)	150,000	152,659
Grand Traverse County Hosp. Fin. Auth. Series 2011 A, 5% 7/1/20	115,000	116,041
Michigan Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/20	295,000	301,578
Bonds:
Series 2016 MI2, SIFMA Municipal Swap Index + 0.480% 5.19%, tender 2/1/22 (a)(c)	200,000	200,170
Series 2019 B, 3.5%, tender 11/15/22 (a)	70,000	72,839
Series 2015 A:
5% 5/15/20	125,000	125,563
5% 8/1/22	125,000	135,539
Series 2015 MI, 5% 12/1/21	170,000	180,521
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series F5, 1.9%, tender 4/1/21 (a)	180,000	179,699
Milan Area Schools Series 2019, 5% 5/1/21	170,000	176,894

TOTAL MICHIGAN		1,641,503

Minnesota - 0.8%
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	200,000	208,054
Saint Cloud Health Care Rev. Series 2014 B, 5% 5/1/23	205,000	227,357

TOTAL MINNESOTA		435,411

Missouri - 0.4%
Saint Louis Arpt. Rev. Series 2017 A, 5% 7/1/21 (FSA Insured)	225,000	235,663
Nebraska - 0.2%
Central Plains Energy Proj. Gas Supply Series 2019, 4% 8/1/21	100,000	103,105
Nevada - 1.7%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1, 5% 7/1/20 (b)	275,000	276,971
Series 2013 A, 5% 7/1/21 (b)	125,000	129,499
Series 2017 C, 5% 7/1/21 (b)	200,000	207,198
Clark County School District Series 2016 F, 5% 6/15/21	200,000	208,848
Washoe County Gas Facilities Rev. Bonds Series 2016 F, 2.05%, tender 4/15/22 (a)(b)	100,000	100,333

TOTAL NEVADA		922,849

New Jersey - 7.8%
New Jersey Econ. Dev. Auth. Rev. Series 2015 XX, 4% 6/15/22	285,000	290,418
New Jersey Gen. Oblig. Series 2014, 5% 6/1/21	100,000	104,377
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011 1, 5% 12/1/20 (b)	135,000	138,080
Series 2013, 4% 12/1/20 (b)	40,000	40,649
Series 2015 1A:
5% 12/1/21 (b)	600,000	633,654
5% 12/1/22 (b)	100,000	108,619
Series 2015 A, 5% 12/1/20 (b)	100,000	102,281
Series 2018 B, 5% 12/1/20 (b)	100,000	102,281
Series 2019 A, 5% 12/1/22	15,000	16,387
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D, 4% 10/1/22 (b)	100,000	104,846
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/21	100,000	102,630
5% 6/1/23	250,000	266,145
New Jersey Trans. Trust Fund Auth.:
Series 2014 AA, 5% 6/15/20	200,000	200,928
Series 2016 A:
5% 6/15/20	370,000	371,443
5% 6/15/21	100,000	103,654
5% 6/15/22	100,000	105,324
Series 2018 A:
5% 6/15/21	255,000	264,318
5% 6/15/22	210,000	221,180
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A:
5% 9/15/20	250,000	254,149
5% 9/15/21	570,000	600,164

TOTAL NEW JERSEY		4,131,527

New York - 0.3%
New York Dorm. Auth. Personal Income Tax Rev. Series 2011 C, 5% 3/15/21	160,000	165,680
North Carolina - 0.4%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/21 (Escrowed to Maturity)	200,000	205,755
Ohio - 0.7%
Allen County Hosp. Facilities Rev.:
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	155,000	165,286
Series 2010 B, 5% 9/1/20	100,000	101,517
Franklin County Hosp. Facilities Rev. Bonds (Ohio Health Corp.) Series 2018 B, SIFMA Municipal Swap Index + 0.430% 5.14%, tender 11/15/21 (a)(c)	100,000	100,140

TOTAL OHIO		366,943

Oregon - 0.3%
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (a)(b)	155,000	165,317
Pennsylvania - 1.8%
Allegheny County Arpt. Auth. Rev. Series 2001, 5% 1/1/21 (Escrowed to Maturity) (b)	100,000	102,725
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/23	100,000	111,538
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/20	100,000	100,591
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	30,000	30,114
Pennsylvania Gen. Oblig. Series 2011, 5% 11/15/20	60,000	61,391
Pennsylvania Higher Edl. Facilities Auth. Rev. First Series 2012, 5% 4/1/21	125,000	129,049
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2018 A1:
SIFMA Municipal Swap Index + 0.350% 5.06% 12/1/20 (a)(c)	100,000	99,250
SIFMA Municipal Swap Index + 0.430% 5.14% 12/1/21 (a)(c)	200,000	200,274
Series 2018 B, SIFMA Municipal Swap Index + 0.500% 5.21% 12/1/21 (a)(c)	130,000	130,166

TOTAL PENNSYLVANIA		965,098

Rhode Island - 0.6%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2015:
5% 11/1/21	200,000	211,830
5% 11/1/22	110,000	118,795

TOTAL RHODE ISLAND		330,625

South Carolina - 0.7%
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (a)	145,000	149,821
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B, 5% 12/1/20	100,000	102,295
Series 2016 C, 5% 12/1/22	100,000	108,373

TOTAL SOUTH CAROLINA		360,489

Tennessee - 0.2%
Jackson Hosp. Rev. Series 2018 A, 5% 4/1/20	100,000	100,000
Texas - 1.5%
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 E, 5% 11/1/26 (Pre-Refunded to 11/1/20 @ 100) (b)	125,000	127,606
Series 2014 D, 5% 11/1/21 (b)	100,000	105,931
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds Series 2019 C, SIFMA Municipal Swap Index + 0.420% 5.13%, tender 12/1/22 (a)(c)	215,000	214,940
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	325,000	334,203

TOTAL TEXAS		782,680

Virginia - 1.0%
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 2.4%, tender 5/2/22 (a)(b)	120,000	118,674
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 2.15%, tender 9/1/20 (a)	250,000	249,493
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.875%, tender 6/1/20 (a)	25,000	24,968
Series 2009 A, 2.15%, tender 9/1/20 (a)	50,000	49,899
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	100,000	102,325

TOTAL VIRGINIA		545,359

Washington - 0.7%
Port of Seattle Rev. Series C, 5% 2/1/21 (b)	105,000	108,100
Tobacco Settlement Auth. Rev.:
Series 2013, 5% 6/1/22	100,000	104,821
Series 2018, 5% 6/1/23	155,000	165,678

TOTAL WASHINGTON		378,599

West Virginia - 1.0%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (a)(b)	400,000	407,920
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	100,000	102,431

TOTAL WEST VIRGINIA		510,351

Wisconsin - 1.7%
Wisconsin Health & Edl. Facilities:
Bonds:
Series 2018 B:
5%, tender 1/26/22 (a)	100,000	106,751
5%, tender 1/25/23 (a)	110,000	119,753
Series 2018 C, SIFMA Municipal Swap Index + 0.450% 5.16%, tender 7/27/22 (a)(c)	155,000	155,330
Series 2017 A, 5% 4/1/20	150,000	150,000
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012 B, 5% 8/15/21	370,000	388,985

TOTAL WISCONSIN		920,819

TOTAL MUNICIPAL BONDS
(Cost $30,814,218)		30,703,721

Municipal Notes - 36.1%
Arkansas - 0.2%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 6.5% 4/7/20, VRDN (a)(b)	100,000	$100,000
California - 0.7%
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters XG 00 48, 4.81% 4/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	100,000	100,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series XL 01 13, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	100,000	100,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series DBE 80 49, 4.68% 4/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	100,000	100,000
San Jose Multi-family Hsg. Rev. Participating VRDN Series XF 10 85, 4.8% 4/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)(g)	100,000	100,000

TOTAL CALIFORNIA		400,000

Colorado - 2.1%
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XL 00 90, 4.96% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(e)(f)	1,100,000	1,100,000
Florida - 2.2%
Aqua One Cmnty. Dev. District Participating VRDN Series Floaters XF 10 76, 4.96% 4/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	200,000	200,000
Avenir Cmnty. Dev. District Participating VRDN Series Floaters XF 10 74, 4.96% 4/1/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	120,000	120,000
Broward County Arpt. Sys. Rev. Participating VRDN Series Floaters XL 00 88, 5.25% 4/7/20 (Liquidity Facility Citibank NA) (a)(b)(e)(f)	200,000	200,000
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 1.3% 4/1/20, VRDN (a)(b)	300,000	300,000
Mississippi Bus. Fin. Corp. Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2014, 1.55% 4/1/20, VRDN (a)	360,000	360,000

TOTAL FLORIDA		1,180,000

Georgia - 1.5%
Gordon County Dev. Auth. Series 2006, 5.35% 4/7/20, LOC Truist Bank, VRDN (a)(b)	460,000	460,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2017, 1.25% 4/1/20, VRDN (a)(b)	360,000	360,000

TOTAL GEORGIA		820,000

Illinois - 1.7%
Chicago Board of Ed. Participating VRDN Series Floaters XG 01 08, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	200,000	200,000
Illinois Gen. Oblig. Participating VRDN Series Floaters XM 01 86, 4.96% 4/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	400,000	400,000
Will County Exempt Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 0.7% 4/1/20, VRDN (a)(b)	300,000	300,000

TOTAL ILLINOIS		900,000

Kentucky - 0.7%
Glasgow Indl. Bldg. Rev. (Felker Brothers Corp. Proj.) 5.08% 4/1/20, LOC JPMorgan Chase Bank, VRDN (a)(b)	140,000	140,000
Lexington-Fayette Urban County K (Var-Cmnty. Action Council Proj.) Serues 2003, 4.5% 4/7/20, LOC PNC Bank NA, VRDN (a)	240,000	240,000

TOTAL KENTUCKY		380,000

Louisiana - 3.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 7.5% 4/7/20, VRDN (a)	300,000	300,000
Series 2010 B1, 7.5% 4/7/20, VRDN (a)	1,290,000	1,290,000

TOTAL LOUISIANA		1,590,000

Massachusetts - 0.7%
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 4.96% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(e)(f)	150,000	150,000
Nahant BAN Series 2019 B, 2.5% 7/9/20	100,000	100,209
Truro Massachusetts BAN Series 2019, 2.5% 6/19/20	100,000	100,275

TOTAL MASSACHUSETTS		350,484

Michigan - 0.2%
Waterford School District RAN Series 2019, 2% 9/23/20	100,000	100,346
Minnesota - 0.4%
Shakopee Minn Sr Hsg. Rev. Participating VRDN Series Floaters 001, 5% 5/12/20 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	200,000	200,000
Nebraska - 0.6%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 7.55% 4/7/20, VRDN (a)(b)	200,000	200,000
Series 1998, 7.55% 4/7/20, VRDN (a)(b)	125,000	125,000

TOTAL NEBRASKA		325,000

New Jersey - 0.9%
Bloomingdale BAN Series 2020, 2.25% 2/26/21	192,300	194,072
Millstone Township Gen. Oblig. BAN Series 2019, 2.25% 8/28/20	100,000	100,417
Passaic Gen. Oblig. BAN Series 2019, 2.25% 8/27/20	100,000	100,415
Wood-Ridge Gen. Oblig. BAN Series 2019, 2% 9/11/20	100,000	100,344

TOTAL NEW JERSEY		495,248

New York - 7.4%
Build NYC FC Hanson Office Assn. Participating VRDN Series BAML 50 20, 2.613% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	925,000	925,000
Geneva Hsg. Auth. Rev. Series 2000, 4.5% 4/7/20, VRDN (a)(b)	90,000	90,000
New York Hsg. Fin. Agcy. Rev. (455 West 37th Street Hsg. Proj.) Series A, 0.83% 4/1/20, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	400,000	400,000
New York Metropolitan Trans. Auth. Rev. BAN:
Series 2018 B:
5% 5/15/21	200,000	205,840
5% 5/15/21	615,000	632,958
Series 2018 C, 5% 9/1/20	520,000	525,649
Series 2019 D1, 5% 9/1/22	1,100,000	1,163,283

TOTAL NEW YORK		3,942,730

North Carolina - 2.2%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. Series 2000 B, 6.5% 4/7/20, VRDN (a)(b)	1,200,000	1,200,000
Ohio - 1.4%
Forest Park Gen. Oblig. BAN Series 2019, 2.5% 5/27/20	100,000	100,197
Lorain County Indl. Dev. Rev. Series 2000, 4.5% 4/7/20, LOC PNC Bank NA, VRDN (a)(b)	145,000	145,000
Ohio St Econ. Dev. Rev. Series 2003, 4.5% 4/7/20, LOC PNC Bank NA, VRDN (a)	485,000	485,000

TOTAL OHIO		730,197

Pennsylvania - 0.4%
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 4.81% 4/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	200,000	200,000
Texas - 9.0%
Harris County Indl. Dev. Corp. Poll. Cont. Rev. (Exxon Proj.) Series 1987, 0.7% 4/1/20, VRDN (a)(b)	1,100,000	1,100,000
Mission Econ. Dev. Corp. Idr (CMI Proj.) Series 2007, 3.9% 4/7/20, LOC Wells Fargo Bank NA, VRDN (a)(b)	100,000	100,000
North Texas Tollway Auth. Rev. Participating VRDN Series XM0085, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	200,000	200,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 7.6% 4/7/20, VRDN (a)(b)	2,300,000	2,299,992
Series 2010 C, 1.54% 4/1/20, VRDN (a)	100,000	100,000
Series 2010 D, 7.5% 4/7/20, VRDN (a)	575,000	575,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 021, 5% 5/12/20 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	400,000	400,000

TOTAL TEXAS		4,774,992

Utah - 0.2%
Salt Lake City Arpt. Rev. Participating VRDN Series 17 ZF 0540, 4.91% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	100,000	100,000
Virginia - 0.4%
Longwood Hsg. Foundation LLC Participating VRDN Series DBE 80 39, 3.95% 4/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	200,000	200,000
Washington - 0.2%
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 5% 5/12/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	100,000	100,000
TOTAL MUNICIPAL NOTES
(Cost $19,228,174)		19,188,997
TOTAL INVESTMENT IN SECURITIES - 93.8%
(Cost $50,042,392)		49,892,718
NET OTHER ASSETS (LIABILITIES) - 6.2%		3,307,198
NET ASSETS - 100%		$53,199,916

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

RAN – REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Coupon rates are determined by re-marketing agents based on current market conditions.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $100,000 or 0.2% of net assets.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$8,638
Total	$8,638

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.